BALANCE FROM CONTRACTS WITH CUSTOMERS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue that was included in contract liability balance	$ 802.9	$ 740.0
(Reversal of) revenue from performance obligations satisfied or partially satisfied in previous periods	11.8	$ 45.7
Remaining performance obligations	$ 8,562.4
No later than 1 year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Performance obligations recognition expectation (in percent)	35.00%
Later than one year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Performance obligations recognition expectation (in percent)	18.00%